CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Mar. 31, 2013 variable_interest_entities	Dec. 31, 2012
Variable Interest Entity [Line Items]
Number of variable interest entities	9
Estimated residual values of leased property (un-guaranteed)	$ 316,119,000	$ 328,865,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	80,400,000
Unearned lease income	25,100,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	43,900,000
Outstanding loan balance, current portion	6,400,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	7
Carrying value of vessels	291,600,000
Outstanding loan balance	180,700,000
Outstanding loan balance, current portion	$ 20,900,000